Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current provisions [abstract]
Provision for decommissioning costs	₨ 10,304	$ 110	₨ 9,484
Provision for warranty	265	3
Total	₨ 10,569	$ 113	₨ 9,484